PRIVATE PLACEMENT (Details Narrative) - Private Placement Warrant [Member] - USD ($)	Feb. 09, 2022	Jun. 30, 2023	Dec. 31, 2022
Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Class of warrant or right, number of securities called by each warrant or right		1
Class of warrant or right, exercise price of warrants or rights		$ 11.50	$ 11.50
Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Class of warrants or rights warrants issued during the period units	6,470,000
Class of warrants or rights warrants issued price per warrant	$ 1.00
Proceeds from issuance of warrants	$ 6,470,000